CONCENTRATIONS	6 Months Ended
Dec. 31, 2020
CONCENTRATIONS
CONCENTRATIONS

NOTE 21. CONCENTRATIONS

For the six months ended December 31, 2019, China National Petroleum Corporation (“CNPC”) represented approximately 62.6%,  China Petroleum & Chemical Corporation (“SINOPEC”) represented approximately 13.1% and another customer represented approximately 19.7% of the Company’s revenue, respectively.

For the six months ended December 31, 2020, CNPC represented approximately 36.7%  and SINOPEC represented approximately 20.9%,  respectively. At December 31, 2020, CNPC accounted for 29.8% and another one customer accounted for 11.0% of the Company’s trade accounts receivable, net, respectively.